Acquisitions and Divestitures (Sunoco and Southern Union PPA) (Details) - USD ($) $ in Millions		Aug. 29, 2014	Oct. 05, 2012	Mar. 25, 2012
Sunoco Merger [Member]
Business Acquisition [Line Items]
Total current assets	[1]		$ 7,312
Property, plant and equipment	[1]		6,686
Goodwill	[1]		2,641
Intangible Assets Acquired	[1]		1,361
Investments in unconsolidated affiliates	[1]		240
Note receivable	[1]		821
Other non-current assets	[1]		128
Total assets acquired (excluding cash)	[1]		19,189
Total current liabilities	[1]		4,424
Long-term debt, less current maturities	[1]		2,879
Deferred income taxes	[1]		1,762
Other non-current liabilities	[1]		769
Noncontrolling interest	[1]		3,580
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	[1]		13,414
Business Combination, Cost of Acquired Entity, Purchase Price	[1]		5,775
Total consideration, net of cash received	[1]		3,061
Cash received	[1]		$ 2,714
Southern Union Merger [Member]
Business Acquisition [Line Items]
Total current assets	[2]			$ 556
Property, plant and equipment	[2]			6,242
Goodwill	[2]			2,497
Intangible Assets Acquired	[2]			55
Investments in unconsolidated affiliates	[2]			2,023
Note receivable	[2]			0
Other non-current assets	[2]			163
Total assets acquired (excluding cash)	[2]			11,536
Total current liabilities	[2]			1,348
Long-term debt, less current maturities	[2]			3,120
Deferred income taxes	[2]			1,419
Other non-current liabilities	[2]			284
Noncontrolling interest	[2]			0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	[2]			6,171
Business Combination, Cost of Acquired Entity, Purchase Price	[2]			5,365
Total consideration, net of cash received	[2]			5,328
Cash received	[2]			$ 37
Susser Merger [Member]
Business Acquisition [Line Items]
Total current assets		$ 446
Property, plant and equipment		1,069
Goodwill		1,734
Intangible Assets Acquired		611
Other non-current assets		17
Total assets acquired (excluding cash)		3,877
Total current liabilities		377
Long-term debt, less current maturities		564
Deferred income taxes		488
Other non-current liabilities		39
Noncontrolling interest		626
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		2,094
Business Combination, Cost of Acquired Entity, Purchase Price		1,783
Total consideration, net of cash received		1,716
Cash received		$ 67

[1]	Includes amounts recorded with respect to Sunoco Logistics.
[2]	Includes ETP’s acquisition of Citrus.